COMMITMENTS AND CONTINGENCIES - Petrobras and Unaoil Matters (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Loss contingency accrual, payments		$ 172	$ 233	$ 174
Petrobras
Loss Contingencies [Line Items]
Loss contingency accrual, payments	$ 203
Deferred prosecution agreement, period	3 years